Income Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
U.S. federal	$ 654
State	1,332
Foreign	3,865
Total	5,851	$ 6,718	$ 5,828
Texas
Income Tax Contingency [Line Items]
State	673
Argentina
Income Tax Contingency [Line Items]
Foreign	528
Austria
Income Tax Contingency [Line Items]
Foreign	752
Australia
Income Tax Contingency [Line Items]
Foreign	1,057
Canada
Income Tax Contingency [Line Items]
Foreign	(317)
New Zealand
Income Tax Contingency [Line Items]
Foreign	$ 1,723